9. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Details
Remuneration or fees	$ 184,813	$ 183,412	$ 186,625
Option based payments (non-cash item)	42,090	333,918	3,836,669
Total compensation for key management personnel	$ 226,903	$ 517,330	$ 4,023,293